Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.9%
International Alternative Fund - 12.7%
Transamerica Unconstrained Bond (A)	7,493,576	$ 73,362,110

International Equity Funds - 60.1%
Transamerica Emerging Markets Opportunities (A) (B)	1,806,041	17,536,661
Transamerica International Equity (A)	7,848,330	131,067,110
Transamerica International Growth (A)	20,654,239	164,820,826
Transamerica International Small Cap Value (A)	2,708,026	33,552,440

		346,977,037

U.S. Equity Funds - 11.2%
Transamerica Large Cap Value (A)	2,717,861	25,194,575
Transamerica Morgan Stanley Capital Growth VP (A)	1,178,390	39,476,069

		64,670,644

U.S. Fixed Income Funds - 10.8%
Transamerica Core Bond (A)	517,415	5,515,643
Transamerica High Yield Bond (A)	5,427,208	46,891,076
Transamerica Intermediate Bond (A)	881,098	9,612,784

		62,019,503

U.S. Mixed Allocation Fund - 1.1%
Transamerica PIMCO Total Return VP (A)	545,768	6,527,390

Total Investment Companies (Cost $524,020,103)		553,556,684

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 3.9%
U.S. Treasury - 3.9%
U.S. Treasury Note 2.50%, 01/31/2021 (C)	$ 22,435,000	22,612,026

Total U.S. Government Obligation (Cost $22,809,240)		22,612,026

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $1,893,970 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $1,931,872.	1,893,970	1,893,970

Total Repurchase Agreement (Cost $1,893,970)		1,893,970

Total Investments (Cost $548,723,313)		578,062,680
Net Other Assets (Liabilities) - (0.1)%		(324,981)

Net Assets - 100.0%		$ 577,737,699

Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	66	12/31/2020	$8,306,851	$8,318,063	$11,212	$—
10-Year U.S. Treasury Note	29	12/21/2020	4,035,365	4,046,406	11,041	—
30-Year U.S. Treasury Bond	109	12/21/2020	19,272,797	19,214,656	—	(58,141)
CAD Currency	511	12/15/2020	38,830,127	38,391,430	—	(438,697)
EUR Currency	82	12/14/2020	12,125,619	12,028,888	—	(96,731)
EURO STOXX 50® Index	169	12/18/2020	6,544,905	6,328,720	—	(216,185)
MSCI EAFE Index	816	12/18/2020	76,870,866	75,610,560	—	(1,260,306)
S&P/TSX 60 Index	87	12/17/2020	12,571,453	12,564,380	—	(7,073)
U.S. Treasury Ultra Bond	71	12/21/2020	15,828,776	15,748,687	—	(80,089)

Total					$22,253	$(2,157,222)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
FTSE 100 Index	(287)	12/18/2020	$(22,255,566)	$(21,632,840)	$622,726	$—
MSCI Emerging Markets Index	(322)	12/18/2020	(16,938,275)	(17,524,850)	—	(586,575)
S&P 500® E-Mini Index	(229)	12/18/2020	(38,130,898)	(38,380,400)	—	(249,502)
S&P/ASX 200 Index	(98)	12/17/2020	(10,433,362)	(10,181,419)	251,943	—
TOPIX Index	(63)	12/10/2020	(9,503,397)	(9,709,999)	—	(206,602)

Total					$874,669	$(1,042,679)

Total Futures Contracts					$896,922	$(3,199,901)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$553,556,684	$—	$—	$553,556,684
U.S. Government Obligation	—	22,612,026	—	22,612,026
Repurchase Agreement	—	1,893,970	—	1,893,970

Total Investments	$553,556,684	$24,505,996	$—	$578,062,680

Other Financial Instruments
Futures Contracts (F)	$896,922	$—	$—	$896,922

Total Other Financial Instruments	$896,922	$—	$—	$896,922

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(3,199,901)	$—	$—	$(3,199,901)

Total Other Financial Instruments	$(3,199,901)	$—	$—	$(3,199,901)

Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$27,151,074	$—	$(21,672,444)	$(2,567,979)	$(2,910,651)	$—	—	$—	$—
Transamerica Core Bond	5,156,611	114,093	—	—	244,939	5,515,643	517,415	114,093	—
Transamerica Emerging Markets Equity	14,949,500	—	(15,137,765)	(891,236)	1,079,501	—	—	—	—
Transamerica Emerging Markets Opportunities	—	17,429,961	—	—	106,700	17,536,661	1,806,041	—	—
Transamerica High Yield Bond	11,408,943	37,891,990	(2,265,060)	(220,695)	75,898	46,891,076	5,427,208	1,427,690	—
Transamerica Intermediate Bond	37,119,831	282,954	(28,588,406)	579,549	218,856	9,612,784	881,098	282,954	—
Transamerica International Equity	146,817,920	9,152,000	(12,533,749)	747,285	(13,116,346)	131,067,110	7,848,330	—	—
Transamerica International Growth	170,811,398	—	(10,375,463)	(1,602,946)	5,987,837	164,820,826	20,654,239	—	—
Transamerica International Small Cap Value	45,481,233	—	(8,181,963)	(289,370)	(3,457,460)	33,552,440	2,708,026	—	—
Transamerica Large Cap Value	28,387,593	6,762,636	(5,891,199)	(709,868)	(3,354,587)	25,194,575	2,717,861	361,136	—
Transamerica Morgan Stanley Capital Growth VP	33,205,293	14,651,633	(33,247,832)	(1,845,824)	26,712,799	39,476,069	1,178,390	192,596	1,262,138
Transamerica PIMCO Total Return VP	26,020,048	300,862	(20,068,787)	753,106	(477,839)	6,527,390	545,768	300,862	—
Transamerica Unconstrained Bond	82,828,908	2,008,344	(9,803,838)	(1,149,146)	(522,158)	73,362,110	7,493,576	1,959,537	—

Total	$629,338,352	$88,594,473	$(167,766,506)	$(7,197,124)	$10,587,489	$553,556,684	51,777,952	$4,638,868	$1,262,138

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $22,612,026.
(D)	Rate disclosed reflects the yield at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 4